PREFERRED SHARES SUBJECT TO MANDATORY REDEMPTION (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2013
Preferred Shares Subject To Mandatory Redemption 1	500
Preferred Shares Subject To Mandatory Redemption 2	$ 1,000
Preferred Shares Subject To Mandatory Redemption 3	$ 500,000
Preferred Shares Subject To Mandatory Redemption 4	1,162,791
Preferred Shares Subject To Mandatory Redemption 5	$ 0.55
Preferred Shares Subject To Mandatory Redemption 6	1,162,791
Preferred Shares Subject To Mandatory Redemption 7	$ 0.43
Preferred Shares Subject To Mandatory Redemption 8	1,162,791
Preferred Shares Subject To Mandatory Redemption 9	$ 0.55
Preferred Shares Subject To Mandatory Redemption 10	10.00%
Preferred Shares Subject To Mandatory Redemption 11	0.43
Preferred Shares Subject To Mandatory Redemption 12	500.00028
Preferred Shares Subject To Mandatory Redemption 13	116,279
Preferred Shares Subject To Mandatory Redemption 14	$ 0.55
Preferred Shares Subject To Mandatory Redemption 15	78,000
Preferred Shares Subject To Mandatory Redemption 16	500,000
Preferred Shares Subject To Mandatory Redemption 17	$ 48,578